UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		11/12/2010
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    99

Form 13F Information Table Value Total:  $196,596
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
A F L A C Inc           COM            001055102  1849   35760  SH               SOLE        N/A     35760
Amedisys Inc            COM            023436108  745    31300  SH               SOLE        N/A     31300
Amern Shared Hosp Svcs  COM            029595105  92     30000  SH               SOLE        N/A     30000
Amerigas Propane        COM            030975106  1873   41800  SH               SOLE        N/A     41800
Apple Computer Inc      COM            037833100  350    1232   SH               SOLE        N/A     1232
Auto Data Processing    COM            053015103  2923   69535  SH               SOLE        N/A     69535
BB&T Corporation        COM            054937107  636    26416  SH               SOLE        N/A     26416
Becton Dickinson & Co   COM            075887109  2552   34439  SH               SOLE        N/A     34439
Berkshire Hathaway Cl B CL B  NEW      084670702  302    3750   SH               SOLE        N/A     3750
Berkshire Hathaway ClL ACL A           084670108  1743   14     SH               SOLE        N/A     14
Best Buy Company Inc.   COM            086516101  2427   59445  SH               SOLE        N/A     59445
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  549    8650   SH               SOLE        N/A     8650
C V S Corporation       COM            126650100  3133   99560  SH               SOLE        N/A     99560
Cousins Properties      COM            126650100  285    39850  SH               SOLE        N/A     39850
Celgene Corp            COM            151020104  634    11000  SH               SOLE        N/A     11000
Chevrontexaco Corp      COM            166764100  3069   37865  SH               SOLE        N/A     37865
Chubb                   COM            171232101  2123   37259  SH               SOLE        N/A     37259
Clorox Company          COM            189054109  2884   43198  SH               SOLE        N/A     43198
Coca Cola               COM            191216100  974    16639  SH               SOLE        N/A     16639
Columbia Banking SystemsCOM            197236102  516    26250  SH               SOLE        N/A     26250
Duncan Energy Ptnrs Lp  COM UNITS      265026104  3965   127075 SH               SOLE        N/A     127075
Emerson Electric Co.    COM            291011104  3211   60977  SH               SOLE        N/A     60977
Enterprise Prd Prtnrs LpCOM            293792107  6410   161586 SH               SOLE        N/A     161586
Equitable Resources Inc SH BEN INT     294549100  216    6000   SH               SOLE        N/A     6000
Ferrellgas Partners     UNIT LTD PART  315293100  2433   96400  SH               SOLE        N/A     96400
Fiserv Inc              COM            337738108  2939   54610  SH               SOLE        N/A     54610
Fluor Corporation       COM            343412102  2734   55205  SH               SOLE        N/A     55205
Franklin Resources Inc  COM            354613101  1524   14255  SH               SOLE        N/A     14255
General Dynamics Corp   COM            369550108  2833   45110  SH               SOLE        N/A     45110
General Electric        COM            369604103  838    51568  SH               SOLE        N/A     51568
Halliburton Company     COM            406216101  2303   69629  SH               SOLE        N/A     69629
Hewlett-Packard Company COM            428236103  2983   70910  SH               SOLE        N/A     70910
Honeywell               COM            438516106  1265   28789  SH               SOLE        N/A     28789
Intl Business Machine   COM            459200101  265    1974   SH               SOLE        N/A     1974
Intuit Inc              COM            461202103  2156   49210  SH               SOLE        N/A     49210
Ishare S&P 500          UNIT SER 1     464287200  1541   13462  SH               SOLE        N/A     13462
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1414   31592  SH               SOLE        N/A     31592
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  408    3607   SH               SOLE        N/A     3607
Ishares Latin Amer.     S&P LTN AM 40  464287390  3273   64753  SH               SOLE        N/A     64753
Ishares International EAMSCI EAFE IDX  464287465  526    9585   SH               SOLE        N/A     9585
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  2023   25265  SH               SOLE        N/A     25265
S&P Small Cap 600       S&P SMLCAP 600 464287804  2543   43042  SH               SOLE        N/A     43042
Ishares All Country AsiaMSCI ACJPN IDX 464288182  4492   74240  SH               SOLE        N/A     74240
Ishares Intermediate CorLEHMAN INTER C 464288638  1000   9225   SH               SOLE        N/A     9225
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  9460   90055  SH               SOLE        N/A     90055
Johnson & Johnson       COM            478160104  3767   60800  SH               SOLE        N/A     60800
Kimberly Clark          COM            494368103  1720   26445  SH               SOLE        N/A     26445
Kinder Morgan Energy Lp UNIT LTD PART  494550106  249    3635   SH               SOLE        N/A     3635
Lowes Companies         COM            548661107  1985   89038  SH               SOLE        N/A     89038
Lubrizol Corporation    COM            549271104  1181   11140  SH               SOLE        N/A     11140
Magellan Midstream PartnCOM UNIT RP LP 559080106  3900   75800  SH               SOLE        N/A     75800
Marathon Oil Group      COM            565849106  2651   80105  SH               SOLE        N/A     80105
McGraw-Hill Cos         COM            580645109  1005   30405  SH               SOLE        N/A     30405
Microsoft Corp          COM            594918104  2778   113450 SH               SOLE        N/A     113450
Mylan Labs.             COM            628530107  2334   124077 SH               SOLE        N/A     124077
Nokia Corporation       SPONSORED ADR  654902204  199    19850  SH               SOLE        N/A     19850
PAA Natural Gas Storage COM UNIT LTD   693139107  1176   48698  SH               SOLE        N/A     48698
Pepsico Inc.            COM            713448108  3137   47220  SH               SOLE        N/A     47220
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  4848   77067  SH               SOLE        N/A     77067
Plum Creek Timber       COM            729251108  2443   69205  SH               SOLE        N/A     69205
Procter & Gamble Co     COM            742718109  360    6006   SH               SOLE        N/A     6006
Realty Income           COM            756109104  2647   78505  SH               SOLE        N/A     78505
Royal Bk Cda Montreal   COM            780087102  282    5418   SH               SOLE        N/A     5418
Schlumberger            COM            806857108  298    4830   SH               SOLE        N/A     4830
Staples Inc             COM            855030102  2692   128665 SH               SOLE        N/A     128665
Suburban Propane        UNIT LTD PART  864482104  3694   67870  SH               SOLE        N/A     67870
Templeton Global Incm FdCOM            880198106  1396   129488 SH               SOLE        N/A     129488
Thermo Fisher ScientificCOM            883556102  383    8000   SH               SOLE        N/A     8000
United Technologies CorpCOM            913017109  302    4243   SH               SOLE        N/A     4243
Vanguard Emerging MarketEMR MKT ETF    922042858  3292   72420  SH               SOLE        N/A     72420
Wells Fargo & Company   COM            949746101  358    14274  SH               SOLE        N/A     14274
Target Corporation      COM            87612E106  2519   47140  SH               SOLE        N/A     47140
Compass Minerals Intl   COM            20451N101  402    5250   SH               SOLE        N/A     5250
Conocophillips          COM            20825C104  3322   57845  SH               SOLE        N/A     57845
Dominion Resources Inc. COM            25746U109  519    11895  SH               SOLE        N/A     11895
Duke                    COM            26441C105  324    18322  SH               SOLE        N/A     18322
Enbridge Energy         COM            29250R106  3919   70090  SH               SOLE        N/A     70090
Energy Transfer PartnersUNIT LTD PARTN 29273R109  4453   92225  SH               SOLE        N/A     92225
Energy Transfer Equity  COM UT LTD PTN 29273V100  1073   28900  SH               SOLE        N/A     28900
Entergy Corp.           COM            29364G103  706    9230   SH               SOLE        N/A     9230
Exxon-Mobil             COM            30231G102  1400   22664  SH               SOLE        N/A     22664
Freeport Mcmorn Cp&Gld BCOM            35671D857  313    3666   SH               SOLE        N/A     3666
Global Payments Inc     COM            37940X102  3601   83952  SH               SOLE        N/A     83952
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365  1406   41664  SH               SOLE        N/A     41664
Kinder Morgan Mgmt Llc  SHS            49455U100  268    4456   SH               SOLE        N/A     4456
Lab Cp Of Amer Hldg New COM            50540R409  3214   40975  SH               SOLE        N/A     40975
Nustar Energy, LP       UNIT COM       67058H102  4567   73980  SH               SOLE        N/A     73980
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3642   48610  SH               SOLE        N/A     48610
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  850    21615  SH               SOLE        N/A     21615
PowerShares High DividenHI YLD EQ DVDN 73935X302  769    92160  SH               SOLE        N/A     92160
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583  204    4050   SH               SOLE        N/A     4050
S P D R -S&P 500        UNIT SER 1     78462F103  2948   25828  SH               SOLE        N/A     25828
Spdr Gold TRUST         GOLD SHS       78463V107  304    2374   SH               SOLE        N/A     2374
Sunoco Logistics PartnerCOM UNITS      86764L108  2481   31550  SH               SOLE        N/A     31550
Targa Resources PartnersCOM UNIT       87611X105  2984   107431 SH               SOLE        N/A     107431
Zimmer Holdings Inc     COM            98956P102  1272   24310  SH               SOLE        N/A     24310
Ingersoll Rand Co       CL A           G4776G101  2198   61560  SH               SOLE        N/A     61560
Noble Corp              SHS            G65422100  3044   90085  SH               SOLE        N/A     90085
Willis Group Holdings   SHS            G96655108  1917   62201  SH               SOLE        N/A     62201
Alcon Inc               COM SHS        H01301102  482    2890   SH               SOLE        N/A     2890

Total                                             196596